Deferred revenues and contract liabilities	6 Months Ended
Jun. 30, 2023
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Deferred revenues and contract liabilities

Note 14. Deferred revenues and contract liabilities

	As of December 31, 2022	As of June 30, 2023
	$ in thousands
Deferred revenues and contract liabilities	59	241
Total Deferred revenue and contract liabilities	59	241

Deferred revenues and contract liabilities increased by $0.2 million between December 31, 2022 and June 30 2023 related to annual license fee due under the Research Collaboration and Exclusive License Agreement entered into between Cellectis and Iovance Therapeutics, Inc. (“Iovance”) on December 30, 2019 as amended (the “Iovance Agreement”).